Commitments - Additional Information (Details)	12 Months Ended
Apr. 30, 2021 EUR (€)
Commitments [Abstract]
Lease term	two five year-terms
Lease term years	5 years
Lease commencement date	Apr. 05, 2022
Estimated annual cost of indexed for inflation	€ 681,835